Borrowings - Research and Development Center (Details) € in Thousands			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2021	May 01, 2020	May 31, 2020 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 08, 2020 USD ($)	Jul. 08, 2020 EUR (€)	May 31, 2020 EUR (€)
Borrowings
Proceeds from non-convertible notes								$ 61,361	$ 844,006
Foreign currency translation adjustments				$ (7,604)	$ (34,726)	$ (49,046)	$ 27,924	53,352	138,800
Base Rate [Member]
Borrowings
Fixed interest rate percentage	1.00%		1.00%									1.00%
Base Rate [Member] | Minimum [Member]
Borrowings
Minimum base rate for interest	1.00%		1.00%
Loans from Maltese government | Trust Stamp Malta Limited
Borrowings
Potential repayable advance			$ 858,000							$ 858,000	€ 800	€ 800
Percentage of payroll cost covered by advance		75.00%	75.00%
Term of payroll costs covered by advance		24 months	24 months
Employment term for receiving advances		36 months	36 months
Proceeds from non-convertible notes						$ 873,000			$ 796,000
Foreign currency translation adjustments								858,000
Proceeds from additional loan								$ 62,000
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate [Member]
Borrowings
Spread on variable rate	2.00%		2.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate [Member] | Minimum [Member]
Borrowings
Minimum base rate for interest	10.00%
Percentage of pre-tax profits per annum to be repaid			10.00%
Loans from Maltese government | Trust Stamp Malta Limited | Base Rate [Member] | Maximum [Member]
Borrowings
Percentage of pre-tax profits per annum to be repaid	15.00%		15.00%